LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.13%
Australia–7.06%
Ampol Ltd.	36,977	$958,782
ANZ Group Holdings Ltd.	429,693	8,232,278
APA Group	183,107	1,003,495
Aristocrat Leisure Ltd.	86,285	2,417,788
ASX Ltd.	28,123	1,217,237
Aurizon Holdings Ltd.	239,840	625,167
BHP Group Ltd.	734,815	21,198,345
BlueScope Steel Ltd.	67,938	1,055,882
Brambles Ltd.	192,367	2,024,499
CAR Group Ltd.	57,703	1,356,686
Cochlear Ltd.	9,826	2,161,179
Coles Group Ltd.	197,547	2,180,712
Commonwealth Bank of Australia	239,623	18,791,132
Computershare Ltd.	83,685	1,423,865
CSL Ltd.	68,984	12,942,991
Dexus	163,522	842,883
Endeavour Group Ltd.	226,771	814,242
Fortescue Ltd.	240,318	4,024,703
Goodman Group	239,278	5,271,842
GPT Group	276,819	824,378
IDP Education Ltd.	30,325	354,122
Insurance Australia Group Ltd.	374,869	1,563,414
†James Hardie Industries PLC CDI	60,160	2,415,313
Lottery Corp. Ltd.	341,175	1,144,983
Macquarie Group Ltd.	52,694	6,857,308
Medibank Pvt Ltd.	400,069	980,251
Mineral Resources Ltd.	26,452	1,221,618
Mirvac Group	572,334	880,189
National Australia Bank Ltd.	454,165	10,251,938
Northern Star Resources Ltd.	167,569	1,580,071
Orica Ltd.	64,283	764,912
Origin Energy Ltd.	250,261	1,500,360
Pilbara Minerals Ltd.	407,422	1,016,852
†Qantas Airways Ltd.	154,254	547,832
QBE Insurance Group Ltd.	217,717	2,572,199
Ramsay Health Care Ltd.	28,566	1,051,936
REA Group Ltd.	8,586	1,037,717
Reece Ltd.	31,830	582,851
Rio Tinto Ltd.	52,890	4,196,552
Santos Ltd.	471,652	2,381,978
Scentre Group	690,374	1,525,101
SEEK Ltd.	48,953	799,101
Seven Group Holdings Ltd.	23,674	628,965
Sonic Healthcare Ltd.	66,342	1,271,446
South32 Ltd.	666,356	1,301,342
Stockland	347,397	1,097,949
Suncorp Group Ltd.	183,630	1,960,072
Telstra Group Ltd.	557,334	1,401,901
Transurban Group	438,495	3,806,127
Treasury Wine Estates Ltd.	122,115	990,724
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Vicinity Ltd.	520,528	$722,501
Washington H Soul Pattinson & Co. Ltd.	31,462	689,079
Wesfarmers Ltd.	162,547	7,245,185
Westpac Banking Corp.	503,549	8,564,395
WiseTech Global Ltd.	22,498	1,377,384
Woodside Energy Group Ltd.	272,471	5,415,450
Woolworths Group Ltd.	173,663	3,753,766
		174,820,970
Austria–0.18%
Erste Group Bank AG	49,949	2,225,553
OMV AG	21,394	1,012,329
Verbund AG	10,993	803,501
Voestalpine AG	16,857	472,840
		4,514,223
Belgium–0.78%
Ageas SA	24,684	1,142,974
Anheuser-Busch InBev SA	125,112	7,620,805
D'ieteren Group	3,136	695,601
Elia Group SA	4,314	465,416
Groupe Bruxelles Lambert NV	14,091	1,065,057
KBC Group NV	35,135	2,631,392
Lotus Bakeries NV	58	560,031
Sofina SA	1,899	426,137
†Syensqo SA	10,974	1,039,254
UCB SA	17,059	2,105,429
Umicore SA	33,743	727,891
Warehouses De Pauw CVA	26,342	751,969
		19,231,956
Chile–0.06%
Antofagasta PLC	55,693	1,433,272
		1,433,272
China–0.02%
†Futu Holdings Ltd. ADR	8,800	476,520
		476,520
Denmark–3.45%
AP Moller - Maersk AS Class A	396	507,400
AP Moller - Maersk AS Class B	672	876,183
Carlsberg AS Class B	13,612	1,864,096
Coloplast AS Class B	19,601	2,646,468
Danske Bank AS	95,946	2,879,953
†Demant AS	14,412	716,324
DSV AS	26,762	4,350,287
†Genmab AS	9,359	2,806,095
Novo Nordisk AS Class B	471,836	60,523,989
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Novonesis (Novozymes) B Class B	51,291	$3,017,014
†Orsted AS	26,493	1,480,397
Pandora AS	13,030	2,103,120
†Rockwool AS Class B	1,524	501,434
Tryg AS	55,636	1,146,899
		85,419,659
Faeroe Islands–0.16%
†Vestas Wind Systems AS	143,927	4,014,642
		4,014,642
Finland–0.96%
Elisa OYJ	19,955	890,201
Fortum OYJ	65,803	812,498
Kesko OYJ Class B	43,495	812,499
Kone OYJ Class B	47,730	2,221,430
Metso OYJ	101,881	1,209,607
Neste OYJ	59,768	1,618,466
Nokia OYJ	740,804	2,630,221
Nordea Bank Abp	473,243	5,271,366
Orion OYJ Class B	15,299	570,589
Sampo OYJ Class A	67,994	2,898,635
Stora Enso OYJ Class R	85,154	1,183,724
UPM-Kymmene OYJ	79,595	2,650,840
Wartsila OYJ Abp	70,882	1,077,477
		23,847,553
France–11.64%
Accor SA	26,364	1,231,573
Aeroports de Paris SA	4,365	598,537
Air Liquide SA	74,902	15,583,018
Airbus SE	84,777	15,614,334
Alstom SA	41,473	632,221
Amundi SA	9,532	654,551
Arkema SA	8,586	903,514
AXA SA	262,456	9,857,889
BioMerieux	6,841	754,647
BNP Paribas SA	150,045	10,661,156
Bollore SE	133,119	888,979
Bouygues SA	30,110	1,228,876
Bureau Veritas SA	43,586	1,329,803
Capgemini SE	23,360	5,375,572
Carrefour SA	90,463	1,549,336
Cie de Saint-Gobain SA	66,151	5,133,428
Cie Generale des Etablissements Michelin SCA	95,849	3,673,005
Covivio SA	8,590	442,051
Credit Agricole SA	162,743	2,425,748
Danone SA	92,095	5,950,472
Dassault Aviation SA	3,721	818,938
Dassault Systemes SE	96,277	4,262,760
Edenred SE	37,459	1,998,809
Eiffage SA	10,998	1,247,625
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Engie SA	256,162	$4,286,349
EssilorLuxottica SA	42,165	9,539,191
Eurazeo SE	6,255	548,292
Gecina SA	6,125	625,443
Getlink SE	51,553	877,651
Hermes International SCA	4,567	11,657,536
Ipsen SA	5,394	641,871
Kering SA	10,753	4,249,980
Klepierre SA	30,880	799,557
La Francaise des Jeux SAEM	16,783	684,057
Legrand SA	37,802	4,005,675
L'Oreal SA	34,522	16,337,105
LVMH Moet Hennessy Louis Vuitton SE	39,794	35,792,203
Orange SA	274,697	3,226,733
Pernod Ricard SA	29,647	4,796,100
Publicis Groupe SA	34,009	3,707,586
Remy Cointreau SA	3,612	364,118
Renault SA	29,427	1,485,616
Rexel SA	32,634	881,236
Safran SA	49,159	11,140,040
Sanofi SA	164,188	16,112,128
†Sartorius Stedim Biotech	3,741	1,066,709
Schneider Electric SE	77,826	17,602,753
SEB SA	2,650	339,072
Societe Generale SA	104,893	2,807,594
Sodexo SA	13,502	1,157,756
Teleperformance SE	9,123	886,599
Thales SA	14,950	2,549,158
TotalEnergies SE	314,136	21,510,338
†Unibail-Rodamco-Westfield	9,056	727,870
†Unibail-Rodamco-Westfield CDI	147,580	596,257
Veolia Environnement SA	100,573	3,269,201
Vinci SA	74,153	9,500,795
Vivendi SE	105,955	1,154,526
†Worldline SA	35,854	444,059
		288,187,996
Germany–8.06%
adidas AG	23,084	5,155,163
Allianz SE	56,680	16,987,251
BASF SE	130,247	7,437,563
Bayer AG	141,672	4,345,321
Bayerische Motoren Werke AG	47,084	5,433,201
Bechtle AG	13,596	718,441
Beiersdorf AG	14,802	2,155,035
Brenntag SE	20,831	1,754,733
Carl Zeiss Meditec AG	6,394	798,808
Commerzbank AG	160,354	2,202,263
Continental AG	17,050	1,230,585
†Covestro AG	28,597	1,563,573
Daimler Truck Holding AG	80,599	4,083,370
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Delivery Hero SE	25,006	$715,314
Deutsche Bank AG	286,023	4,499,654
Deutsche Boerse AG	27,211	5,567,476
†Deutsche Lufthansa AG	80,787	634,590
Deutsche Post AG	142,344	6,129,659
Deutsche Telekom AG	463,529	11,251,760
E.ON SE	329,498	4,580,345
Evonik Industries AG	32,539	643,294
Fresenius Medical Care AG	28,813	1,108,177
Fresenius SE & Co. KGaA	60,412	1,629,387
GEA Group AG	21,086	891,519
Hannover Rueck SE	8,623	2,360,151
Heidelberg Materials AG	20,711	2,277,977
Henkel AG & Co. KGaA	16,205	1,167,149
Infineon Technologies AG	187,799	6,385,158
Knorr-Bremse AG	11,455	866,312
†LEG Immobilien SE	10,598	909,890
Mercedes-Benz Group AG	114,749	9,137,453
Merck KGaA	18,350	3,238,772
MTU Aero Engines AG	8,167	2,072,339
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,517	9,523,590
Nemetschek SE	8,714	862,269
Puma SE	14,825	672,066
Rational AG	869	749,079
Rheinmetall AG	6,493	3,649,591
RWE AG	91,501	3,105,600
SAP SE	150,639	29,327,794
Scout24 SE	10,376	782,023
Siemens AG	109,813	20,964,760
†Siemens Healthineers AG	39,545	2,419,852
Symrise AG	18,534	2,218,490
Talanx AG	9,134	723,299
Volkswagen AG	4,494	686,527
Vonovia SE	104,853	3,099,506
†Zalando SE	33,152	947,442
		199,663,571
Hong Kong–1.91%
AIA Group Ltd.	1,652,200	11,092,912
BOC Hong Kong Holdings Ltd.	510,500	1,366,438
CK Asset Holdings Ltd.	274,300	1,128,475
CK Hutchison Holdings Ltd.	397,660	1,920,498
CK Infrastructure Holdings Ltd.	76,500	447,648
CLP Holdings Ltd.	238,500	1,899,919
ESR Group Ltd.	318,200	340,279
Galaxy Entertainment Group Ltd.	305,000	1,531,449
Hang Lung Properties Ltd.	314,000	321,747
Hang Seng Bank Ltd.	102,600	1,122,755
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Henderson Land Development Co. Ltd.	236,149	$672,824
HKT Trust & HKT Ltd.	581,592	678,421
Hong Kong & China Gas Co. Ltd.	1,738,358	1,317,056
Hong Kong Exchanges & Clearing Ltd.	173,308	5,044,087
Hongkong Land Holdings Ltd.	179,600	551,372
Jardine Matheson Holdings Ltd.	22,400	835,520
Link REIT	367,366	1,579,408
MTR Corp. Ltd.	244,157	804,821
Power Assets Holdings Ltd.	213,000	1,246,394
Prudential PLC	393,878	3,693,698
†Sands China Ltd.	360,668	1,016,076
Sino Land Co. Ltd.	549,657	570,943
SITC International Holdings Co. Ltd.	235,000	429,353
Sun Hung Kai Properties Ltd.	204,505	1,971,394
Swire Pacific Ltd. Class A	68,500	563,620
Swire Properties Ltd.	160,961	338,090
Techtronic Industries Co. Ltd.	192,000	2,602,716
WH Group Ltd.	1,359,340	896,165
Wharf Holdings Ltd.	195,000	640,292
Wharf Real Estate Investment Co. Ltd.	228,000	741,366
		47,365,736
Ireland–1.03%
†AerCap Holdings NV	30,500	2,650,755
AIB Group PLC	205,982	1,045,340
Bank of Ireland Group PLC	147,090	1,499,602
CRH PLC	100,387	8,651,310
DCC PLC	14,132	1,027,394
†Flutter Entertainment PLC	24,931	4,968,585
Kerry Group PLC Class A	22,313	1,912,310
Kingspan Group PLC	20,993	1,912,875
Smurfit Kappa Group PLC	38,367	1,749,650
		25,417,821
Isle Of Man–0.04%
Entain PLC	91,345	919,331
		919,331
Israel–0.70%
Azrieli Group Ltd.	7,408	534,921
Bank Hapoalim BM	173,582	1,627,781
Bank Leumi Le-Israel BM	234,449	1,949,252
†Check Point Software Technologies Ltd.	13,964	2,290,236
†CyberArk Software Ltd.	6,400	1,700,032
LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Elbit Systems Ltd.	4,111	$858,795
†Global-e Online Ltd.	12,900	468,915
ICL Group Ltd.	95,041	502,494
Isracard Ltd.	0	2
Israel Discount Bank Ltd. Class A	186,199	963,696
Mizrahi Tefahot Bank Ltd.	24,502	918,946
†Nice Ltd.	8,854	2,304,975
†Teva Pharmaceutical Industries Ltd.	139,930	1,984,294
†Teva Pharmaceutical Industries Ltd. ADR	19,969	281,763
†Wix.com Ltd.	6,700	921,116
		17,307,218
Italy–2.35%
Amplifon SpA	17,201	627,237
Assicurazioni Generali SpA	146,157	3,699,207
Banco BPM SpA	194,868	1,296,719
Davide Campari-Milano NV	79,179	795,623
DiaSorin SpA	4,246	409,981
Enel SpA	1,170,072	7,724,210
Eni SpA	317,512	5,017,640
Ferrari NV	18,022	7,854,985
FinecoBank Banca Fineco SpA	94,627	1,417,496
Infrastrutture Wireless Italiane SpA	52,629	597,881
Intesa Sanpaolo SpA	2,116,337	7,678,435
Leonardo SpA	65,591	1,647,359
Mediobanca Banca di Credito Finanziario SpA	77,756	1,158,480
Moncler SpA	28,587	2,133,586
†Nexi SpA	83,097	526,599
Poste Italiane SpA	82,911	1,038,050
Prysmian SpA	36,613	1,911,402
Recordati Industria Chimica e Farmaceutica SpA	16,947	936,835
Snam SpA	277,650	1,310,799
†Telecom Italia SpA	1,751,080	425,248
Terna - Rete Elettrica Nazionale	194,560	1,607,842
UniCredit SpA	223,001	8,462,564
		58,278,178
Japan–23.10%
Advantest Corp.	106,400	4,705,694
Aeon Co. Ltd.	89,300	2,114,224
AGC, Inc.	28,400	1,028,463
Aisin Corp.	18,300	744,306
Ajinomoto Co., Inc.	63,900	2,377,360
ANA Holdings, Inc.	24,500	511,428
Asahi Group Holdings Ltd.	69,500	2,545,303
Asahi Intecc Co. Ltd.	33,700	588,158
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Kasei Corp.	194,400	$1,421,593
Astellas Pharma, Inc.	256,600	2,754,492
Azbil Corp.	16,900	465,425
Bandai Namco Holdings, Inc.	83,200	1,537,809
Bridgestone Corp.	80,800	3,571,362
Brother Industries Ltd.	36,000	665,636
Canon, Inc.	141,600	4,210,210
Capcom Co. Ltd.	53,400	996,885
Central Japan Railway Co.	111,800	2,770,997
Chiba Bank Ltd.	80,000	664,553
Chubu Electric Power Co., Inc.	94,400	1,231,291
Chugai Pharmaceutical Co. Ltd.	99,700	3,797,531
Concordia Financial Group Ltd.	161,400	809,452
Dai Nippon Printing Co. Ltd.	29,700	906,813
Daifuku Co. Ltd.	46,200	1,101,439
Dai-ichi Life Holdings, Inc.	137,800	3,504,624
Daiichi Sankyo Co. Ltd.	266,700	8,453,076
Daikin Industries Ltd.	38,000	5,173,603
Daito Trust Construction Co. Ltd.	9,500	1,080,658
Daiwa House Industry Co. Ltd.	83,500	2,474,993
Daiwa Securities Group, Inc.	202,900	1,536,025
Denso Corp.	273,600	5,214,269
Dentsu Group, Inc.	31,800	880,182
Disco Corp.	12,900	4,703,072
East Japan Railway Co.	125,700	2,407,631
Eisai Co. Ltd.	36,100	1,485,923
ENEOS Holdings, Inc.	409,460	1,965,614
FANUC Corp.	137,000	3,819,131
Fast Retailing Co. Ltd.	25,100	7,744,887
Fuji Electric Co. Ltd.	19,300	1,287,687
FUJIFILM Holdings Corp.	161,400	3,612,255
Fujitsu Ltd.	254,000	4,056,315
GLP J-Reit	669	560,373
Hamamatsu Photonics KK	21,500	754,730
Hankyu Hanshin Holdings, Inc.	35,100	1,004,447
Hikari Tsushin, Inc.	3,200	598,864
Hirose Electric Co. Ltd.	3,687	377,517
Hitachi Construction Machinery Co. Ltd.	15,100	453,658
Hitachi Ltd.	135,300	12,293,906
Honda Motor Co. Ltd.	666,000	8,198,514
Hoshizaki Corp.	17,000	617,988
Hoya Corp.	51,100	6,357,963
Hulic Co. Ltd.	64,600	661,448
Ibiden Co. Ltd.	14,500	645,211
Idemitsu Kosan Co. Ltd.	156,915	1,070,770
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Iida Group Holdings Co. Ltd.	20,700	$266,852
Inpex Corp.	132,200	2,008,151
Isuzu Motors Ltd.	86,300	1,162,410
ITOCHU Corp.	170,200	7,267,623
Japan Airlines Co. Ltd.	24,500	464,655
Japan Exchange Group, Inc.	70,300	1,897,050
Japan Metropolitan Fund Invest	946	589,297
Japan Post Bank Co. Ltd.	198,600	2,131,887
Japan Post Holdings Co. Ltd.	321,700	3,235,489
Japan Post Insurance Co. Ltd.	33,100	631,804
Japan Real Estate Investment Corp.	196	697,873
Japan Tobacco, Inc.	170,400	4,534,094
JFE Holdings, Inc.	90,400	1,492,036
†JSR Corp.	22,200	634,998
Kajima Corp.	55,600	1,136,755
Kansai Electric Power Co., Inc.	103,100	1,463,614
Kao Corp.	68,400	2,555,624
Kawasaki Kisen Kaisha Ltd.	59,700	801,561
KDDI Corp.	215,800	6,369,365
KDX Realty Investment Corp.	594	631,356
Keisei Electric Railway Co. Ltd.	20,800	842,827
Keyence Corp.	28,376	13,138,287
Kikkoman Corp.	88,500	1,131,827
Kintetsu Group Holdings Co. Ltd.	26,100	758,621
Kirin Holdings Co. Ltd.	114,100	1,584,345
Kobe Bussan Co. Ltd.	24,000	587,872
Koito Manufacturing Co. Ltd.	35,000	470,505
Komatsu Ltd.	130,800	3,856,258
Konami Group Corp.	13,100	888,737
Kubota Corp.	147,300	2,302,718
Kyocera Corp.	178,000	2,367,572
Kyowa Kirin Co. Ltd.	40,200	720,987
Lasertec Corp.	10,300	2,920,987
LY Corp.	393,600	994,530
M3, Inc.	59,600	853,960
Makita Corp.	33,700	951,694
Marubeni Corp.	218,400	3,766,239
MatsukiyoCocokara & Co.	52,800	845,644
Mazda Motor Corp.	91,400	1,063,556
McDonald's Holdings Co. Japan Ltd.	14,200	637,865
MEIJI Holdings Co. Ltd.	33,736	735,426
MINEBEA MITSUMI, Inc.	49,200	959,104
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MISUMI Group, Inc.	37,600	$521,974
Mitsubishi Chemical Group Corp.	188,400	1,144,115
Mitsubishi Corp.	493,500	11,354,608
Mitsubishi Electric Corp.	271,200	4,517,313
Mitsubishi Estate Co. Ltd.	162,800	2,952,081
Mitsubishi HC Capital, Inc.	116,000	806,513
Mitsubishi Heavy Industries Ltd.	441,000	3,976,516
Mitsubishi UFJ Financial Group, Inc.	1,606,700	16,292,010
Mitsui & Co. Ltd.	189,300	8,807,239
Mitsui Chemicals, Inc.	21,100	616,915
Mitsui Fudosan Co. Ltd.	372,900	3,999,228
Mitsui OSK Lines Ltd.	51,400	1,565,972
Mizuho Financial Group, Inc.	345,082	6,811,369
MonotaRO Co. Ltd.	43,600	522,751
MS&AD Insurance Group Holdings, Inc.	178,662	3,144,701
Murata Manufacturing Co. Ltd.	246,300	4,611,820
NEC Corp.	33,200	2,415,762
Nexon Co. Ltd.	56,300	933,498
NIDEC Corp.	57,900	2,380,563
Nintendo Co. Ltd.	149,800	8,172,798
Nippon Building Fund, Inc.	234	935,196
NIPPON EXPRESS HOLDINGS, Inc.	12,000	611,098
Nippon Paint Holdings Co. Ltd.	136,700	979,331
Nippon Prologis REIT, Inc.	349	621,551
Nippon Sanso Holdings Corp.	27,700	864,962
Nippon Steel Corp.	122,322	2,932,399
Nippon Telegraph & Telephone Corp.	4,275,000	5,083,234
Nippon Yusen KK	66,000	1,809,354
Nissan Chemical Corp.	18,600	702,200
Nissan Motor Co. Ltd.	358,600	1,414,691
Nissin Foods Holdings Co. Ltd.	28,200	776,813
Nitori Holdings Co. Ltd.	12,000	1,808,958
Nitto Denko Corp.	22,000	2,001,916
Nomura Holdings, Inc.	429,800	2,737,569
Nomura Real Estate Holdings, Inc.	12,000	337,931
Nomura Real Estate Master Fund, Inc.	518	511,909
Nomura Research Institute Ltd.	51,807	1,456,879
NTT Data Group Corp.	97,900	1,548,564
Obayashi Corp.	93,200	1,104,203
Obic Co. Ltd.	10,500	1,582,491
LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Odakyu Electric Railway Co. Ltd.	44,800	$616,007
Olympus Corp.	169,500	2,433,665
Omron Corp.	24,700	879,789
Ono Pharmaceutical Co. Ltd.	50,900	832,866
Oracle Corp.	5,900	442,169
Oriental Land Co. Ltd.	157,300	5,026,160
ORIX Corp.	168,600	3,673,159
Osaka Gas Co. Ltd.	47,000	1,055,001
Otsuka Corp.	32,600	689,342
Otsuka Holdings Co. Ltd.	63,300	2,622,237
Pan Pacific International Holdings Corp.	53,000	1,402,200
Panasonic Holdings Corp.	311,700	2,961,953
†Rakuten Group, Inc.	213,800	1,208,963
Recruit Holdings Co. Ltd.	206,600	9,047,109
Renesas Electronics Corp.	218,300	3,870,506
Resona Holdings, Inc.	296,500	1,825,459
Ricoh Co. Ltd.	68,000	602,603
Rohm Co. Ltd.	53,600	855,270
SBI Holdings, Inc.	39,170	1,023,367
SCREEN Holdings Co. Ltd.	11,800	1,519,236
SCSK Corp.	21,000	389,398
Secom Co. Ltd.	29,100	2,106,857
Seiko Epson Corp.	41,400	720,630
Sekisui Chemical Co. Ltd.	55,000	802,220
Sekisui House Ltd.	89,400	2,028,006
Seven & i Holdings Co. Ltd.	322,800	4,691,241
SG Holdings Co. Ltd.	46,200	584,291
†Sharp Corp.	34,200	189,887
Shimadzu Corp.	31,600	877,360
Shimano, Inc.	11,200	1,672,453
Shimizu Corp.	90,100	580,014
Shin-Etsu Chemical Co. Ltd.	260,500	11,367,836
Shionogi & Co. Ltd.	36,000	1,839,001
Shiseido Co. Ltd.	56,400	1,538,724
Shizuoka Financial Group, Inc.	78,300	742,759
SMC Corp.	8,200	4,601,057
SoftBank Corp.	410,200	5,259,600
SoftBank Group Corp.	148,400	8,785,578
Sompo Holdings, Inc.	129,825	2,710,048
Sony Group Corp.	180,300	15,400,178
Square Enix Holdings Co. Ltd.	14,400	553,817
Subaru Corp.	88,000	1,991,597
SUMCO Corp.	42,500	668,607
Sumitomo Corp.	158,800	3,807,927
Sumitomo Electric Industries Ltd.	110,300	1,701,351
Sumitomo Metal Mining Co. Ltd.	38,200	1,131,263
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	181,700	$10,600,967
Sumitomo Mitsui Trust Holdings, Inc.	91,292	1,964,786
Sumitomo Realty & Development Co. Ltd.	37,300	1,383,781
Suntory Beverage & Food Ltd.	20,800	702,402
Suzuki Motor Corp.	227,600	2,587,525
Sysmex Corp.	67,200	1,193,024
T&D Holdings, Inc.	65,700	1,139,920
Taisei Corp.	27,300	992,416
Takeda Pharmaceutical Co. Ltd.	228,175	6,335,180
TDK Corp.	54,000	2,636,861
Terumo Corp.	194,000	3,536,418
TIS, Inc.	33,800	722,085
Tobu Railway Co. Ltd.	27,000	673,484
Toho Co. Ltd.	17,600	583,528
Tokio Marine Holdings, Inc.	264,400	8,252,675
†Tokyo Electric Power Co. Holdings, Inc.	222,100	1,347,154
Tokyo Electron Ltd.	67,400	17,480,011
Tokyo Gas Co. Ltd.	56,000	1,271,079
Tokyu Corp.	73,700	895,082
TOPPAN Holdings, Inc.	39,300	980,293
Toray Industries, Inc.	206,100	987,886
TOTO Ltd.	17,000	475,704
Toyota Industries Corp.	19,700	2,045,089
Toyota Motor Corp.	1,535,800	38,613,125
Toyota Tsusho Corp.	31,600	2,156,348
Trend Micro, Inc.	17,600	891,161
Unicharm Corp.	56,500	1,798,609
USS Co. Ltd.	64,200	529,911
West Japan Railway Co.	65,800	1,369,203
Yakult Honsha Co. Ltd.	39,200	800,676
Yamaha Corp.	18,700	402,091
Yamaha Motor Co. Ltd.	139,500	1,280,455
Yamato Holdings Co. Ltd.	43,900	631,037
Yaskawa Electric Corp.	36,900	1,561,023
Yokogawa Electric Corp.	34,900	800,685
Zensho Holdings Co. Ltd.	13,300	553,068
ZOZO, Inc.	18,100	448,016
		572,188,327
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	540,392
		540,392
Luxembourg–0.19%
ArcelorMittal SA	71,808	1,972,000
Eurofins Scientific SE	20,980	1,337,233
LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg (continued)
Tenaris SA	70,212	$1,387,328
		4,696,561
Netherlands–5.21%
ABN AMRO Bank NV GDR	76,724	1,311,963
†Adyen NV	3,049	5,157,800
Aegon Ltd.	232,746	1,418,704
Akzo Nobel NV	25,313	1,889,232
†Argenx SE	8,745	3,453,986
ASM International NV	6,595	4,026,387
ASML Holding NV	58,318	56,133,984
ASR Nederland NV	22,860	1,119,431
BE Semiconductor Industries NV	11,025	1,687,804
Euronext NV	12,539	1,193,143
EXOR NV	15,510	1,724,332
Ferrovial SE	73,431	2,905,827
Heineken Holding NV	18,536	1,495,818
Heineken NV	41,188	3,969,883
IMCD NV	7,491	1,320,140
ING Groep NV	480,861	7,909,272
JDE Peet's NV	18,125	380,524
Koninklijke Ahold Delhaize NV	140,699	4,207,705
Koninklijke KPN NV	443,643	1,658,911
Koninklijke Philips NV	119,001	2,388,717
NN Group NV	34,521	1,594,744
OCI NV	11,192	306,571
†Prosus NV	214,349	6,723,605
†Qiagen NV	30,271	1,294,394
Randstad NV	15,180	801,160
Stellantis NV	130,219	3,701,124
Universal Music Group NV	118,151	3,553,785
Wolters Kluwer NV	36,805	5,765,467
		129,094,413
New Zealand–0.27%
Auckland International Airport Ltd.	182,975	912,809
EBOS Group Ltd.	25,626	524,376
Fisher & Paykel Healthcare Corp. Ltd.	91,273	1,398,722
Mercury NZ Ltd.	99,317	411,205
Meridian Energy Ltd.	215,240	759,997
Spark New Zealand Ltd.	273,813	779,505
†Xero Ltd.	20,695	1,797,940
		6,584,554
Norway–0.59%
†Adevinta ASA	48,699	510,473
Aker BP ASA	49,283	1,236,091
DNB Bank ASA	130,497	2,593,960
Equinor ASA	128,844	3,454,873
Gjensidige Forsikring ASA	32,261	468,250
Kongsberg Gruppen ASA	12,879	889,268
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Mowi ASA	60,866	$1,118,029
Norsk Hydro ASA	194,005	1,066,132
Orkla ASA	100,554	710,184
Salmar ASA	10,141	669,288
Telenor ASA	101,648	1,130,567
Yara International ASA	25,524	809,343
		14,656,458
Portugal–0.18%
EDP - Energias de Portugal SA	434,335	1,691,582
EDP Renovaveis SA	43,932	594,584
Galp Energia SGPS SA	77,597	1,282,103
Jeronimo Martins SGPS SA	44,236	877,167
		4,445,436
Singapore–1.17%
CapitaLand Ascendas REIT	515,065	1,056,641
CapitaLand Integrated Commercial Trust	713,522	1,046,305
CapitaLand Investment Ltd.	420,028	833,679
City Developments Ltd.	71,400	309,343
DBS Group Holdings Ltd.	260,048	6,939,107
Genting Singapore Ltd.	779,000	510,583
†Grab Holdings Ltd. Class A	269,400	845,916
Jardine Cycle & Carriage Ltd.	15,900	284,616
Keppel Ltd.	190,715	1,036,733
Mapletree Logistics Trust	470,074	508,282
Mapletree Pan Asia Commercial Trust	425,700	403,552
Oversea-Chinese Banking Corp. Ltd.	483,640	4,831,923
†Seatrium Ltd.	5,904,073	345,434
Sembcorp Industries Ltd.	127,800	511,105
Singapore Airlines Ltd.	203,050	962,429
Singapore Exchange Ltd.	130,100	887,407
Singapore Technologies Engineering Ltd.	235,300	700,541
Singapore Telecommunications Ltd.	1,154,900	2,163,968
United Overseas Bank Ltd.	182,385	3,959,048
Wilmar International Ltd.	315,600	801,709
		28,938,321
Spain–2.51%
Acciona SA	4,250	517,430
ACS Actividades de Construccion y Servicios SA	30,563	1,278,689
Aena SME SA	10,144	1,996,706
Amadeus IT Group SA	63,024	4,041,530
LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	865,431	$10,307,718
Banco Santander SA	2,325,500	11,343,835
CaixaBank SA	542,759	2,630,901
†Cellnex Telecom SA	66,445	2,349,091
Enagas SA	38,549	572,467
Endesa SA	41,080	760,738
†Grifols SA	36,493	328,271
Iberdrola SA	877,018	10,876,233
Industria de Diseno Textil SA	156,115	7,860,379
Redeia Corp. SA	59,962	1,022,425
Repsol SA	175,591	2,924,897
Telefonica SA	736,525	3,249,119
		62,060,429
Sweden–3.02%
Alfa Laval AB	38,854	1,527,444
Assa Abloy AB Class B	141,820	4,068,845
Atlas Copco AB Class A	383,612	6,479,545
Atlas Copco AB Class B	219,034	3,236,195
Beijer Ref AB	48,567	721,427
Boliden AB	42,518	1,180,725
Epiroc AB Class A	95,734	1,798,590
Epiroc AB Class B	56,651	959,532
EQT AB	54,615	1,727,638
Essity AB Class B	88,468	2,100,950
Evolution AB	25,941	3,224,691
†Fastighets AB Balder Class B	76,708	563,844
Getinge AB Class B	30,400	611,749
H & M Hennes & Mauritz AB Class B	94,787	1,545,956
Hexagon AB Class B	299,397	3,543,871
†Holmen AB Class B	16,153	657,046
Husqvarna AB Class B	66,591	570,105
Industrivarden AB Class A	15,792	543,071
Industrivarden AB Class C	22,370	769,282
†Indutrade AB	37,202	1,014,505
Investment AB Latour Class B	26,018	684,236
Investor AB Class B	249,596	6,264,384
L E Lundbergforetagen AB Class B	13,266	718,079
Lifco AB Class B	29,670	775,012
Nibe Industrier AB Class B	220,153	1,081,020
Saab AB Class B	11,548	1,027,064
Sagax AB Class B	28,074	740,667
Sandvik AB	150,817	3,349,141
Securitas AB Class B	77,507	799,038
Skandinaviska Enskilda Banken AB Class A	223,126	3,021,498
Skanska AB Class B	49,422	879,568
SKF AB Class B	43,476	887,473
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Svenska Cellulosa AB SCA Class B	93,543	$1,435,829
Svenska Handelsbanken AB Class A	201,875	2,041,570
Swedbank AB Class A	126,447	2,507,913
†Swedish Orphan Biovitrum AB	28,289	706,168
Tele2 AB Class B	85,945	705,770
Telefonaktiebolaget LM Ericsson Class B	432,496	2,328,949
Telia Co. AB	390,908	1,001,738
Volvo AB Class A	29,089	801,143
Volvo AB Class B	214,799	5,821,486
†Volvo Car AB Class B	102,602	388,975
		74,811,732
Switzerland–9.98%
ABB Ltd.	233,644	10,852,522
Adecco Group AG	20,767	821,147
Alcon, Inc.	71,487	5,924,420
†Avolta AG	14,219	591,716
Bachem Holding AG	5,400	517,337
Baloise Holding AG	5,969	935,211
Banque Cantonale Vaudoise	4,837	562,086
Barry Callebaut AG	526	763,468
BKW AG	3,392	520,544
Chocoladefabriken Lindt & Spruengli AG	151	3,545,434
Cie Financiere Richemont SA Class A	77,785	11,859,442
†Clariant AG	37,917	512,511
Coca-Cola HBC AG	31,762	1,003,413
DSM-Firmenich AG	26,596	3,024,252
EMS-Chemie Holding AG	926	710,531
Geberit AG	5,055	2,987,542
Givaudan SA	1,318	5,869,145
Glencore PLC	1,539,185	8,456,495
Helvetia Holding AG	5,353	737,792
Holcim AG	74,539	6,749,298
Julius Baer Group Ltd.	31,289	1,806,876
Kuehne & Nagel International AG	7,600	2,115,208
Logitech International SA	23,715	2,123,661
Lonza Group AG	10,699	6,408,604
Nestle SA	386,146	40,997,371
Novartis AG	296,826	28,756,099
Partners Group Holding AG	3,208	4,581,587
Roche Holding AG	106,379	27,162,664
†Sandoz Group AG	58,627	1,768,854
Schindler Holding AG	9,792	2,438,201
†SGS SA	21,616	2,097,245
†Siemens Energy AG	74,922	1,374,507
SIG Group AG	42,675	946,388
LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sika AG	22,407	$6,673,527
Sonova Holding AG	7,273	2,105,650
STMicroelectronics NV	97,716	4,208,402
Straumann Holding AG	16,413	2,620,693
Swatch Group AG	11,235	1,312,925
Swiss Life Holding AG	4,349	3,048,664
Swiss Prime Site AG	11,752	1,108,286
Swiss Re AG	43,052	5,535,155
†Swisscom AG	3,636	2,223,086
Temenos AG	8,110	579,845
UBS Group AG	470,363	14,467,893
VAT Group AG	3,998	2,071,592
Zurich Insurance Group AG	21,518	11,603,042
		247,080,331
Thailand–0.11%
†Sea Ltd. ADR	51,500	2,766,065
		2,766,065
United Kingdom–13.13%
3i Group PLC	137,406	4,871,563
abrdn PLC	308,090	548,675
Admiral Group PLC	40,792	1,460,647
Anglo American PLC	182,229	4,489,146
Ashtead Group PLC	62,310	4,435,553
Associated British Foods PLC	52,377	1,651,368
AstraZeneca PLC	224,468	30,252,080
Auto Trader Group PLC	129,794	1,147,064
Aviva PLC	412,962	2,588,378
BAE Systems PLC	442,609	7,538,831
Barclays PLC	2,260,832	5,227,628
Barratt Developments PLC	146,631	880,194
Berkeley Group Holdings PLC	13,538	812,999
BP PLC	2,480,443	15,518,833
British American Tobacco PLC	291,237	8,844,088
BT Group PLC	941,664	1,303,213
Bunzl PLC	45,743	1,759,748
Burberry Group PLC	53,120	813,261
Centrica PLC	819,977	1,321,093
Coca-Cola Europacific Partners PLC	32,160	2,272,576
Compass Group PLC	252,247	7,395,816
Croda International PLC	20,287	1,255,169
Diageo PLC	319,686	11,804,147
Endeavour Mining PLC	26,771	543,665
Experian PLC	131,432	5,729,732
GSK PLC	587,429	12,667,960
Haleon PLC	868,525	3,651,471
Halma PLC	50,556	1,511,003
Hargreaves Lansdown PLC	58,970	547,797
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
HSBC Holdings PLC (London Shares)	2,771,991	$21,656,754
Imperial Brands PLC	126,566	2,827,491
Informa PLC	192,235	2,016,735
InterContinental Hotels Group PLC	23,577	2,452,630
Intertek Group PLC	23,929	1,505,569
J Sainsbury PLC	209,264	714,187
JD Sports Fashion PLC	339,910	577,028
Kingfisher PLC	284,759	896,365
Land Securities Group PLC	110,952	921,730
Legal & General Group PLC	839,847	2,696,672
Lloyds Banking Group PLC	9,210,180	6,016,907
London Stock Exchange Group PLC	60,919	7,296,757
M&G PLC	290,077	807,296
Melrose Industries PLC	193,277	1,641,747
Mondi PLC	68,412	1,204,961
National Grid PLC	536,627	7,220,057
NatWest Group PLC	826,938	2,771,076
Next PLC	17,259	2,011,048
†Ocado Group PLC	86,932	499,341
Pearson PLC	102,796	1,351,932
Persimmon PLC	45,540	756,414
Phoenix Group Holdings PLC	101,089	705,059
Reckitt Benckiser Group PLC	103,037	5,867,771
RELX PLC	268,847	11,618,494
Rentokil Initial PLC	354,665	2,111,520
Rio Tinto PLC	162,363	10,281,159
†Rolls-Royce Holdings PLC	1,169,585	6,298,909
Sage Group PLC	138,876	2,218,198
Schroders PLC	117,517	558,588
Segro PLC	167,286	1,908,283
Severn Trent PLC	37,424	1,166,697
Shell PLC	940,891	31,173,066
Smith & Nephew PLC	118,153	1,478,741
Smiths Group PLC	45,532	943,341
Spirax-Sarco Engineering PLC	9,806	1,243,852
SSE PLC	153,463	3,195,939
St. James's Place PLC	80,309	470,826
Standard Chartered PLC	334,215	2,832,163
Taylor Wimpey PLC	464,357	803,234
Tesco PLC	1,032,410	3,864,864
Unilever PLC	358,759	18,001,366
United Utilities Group PLC	96,652	1,255,270
Vodafone Group PLC	3,308,604	2,942,377
Whitbread PLC	29,619	1,238,893
†Wise PLC Class A	88,658	1,039,100
WPP PLC	148,207	1,409,680
		325,313,785
LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.25%
†Monday.com Ltd.	4,400	$993,828
Stellantis NV	185,991	5,282,279
		6,276,107
Total Common Stock (Cost $1,340,942,989)		2,430,351,557
ΔCONVERTIBLE PREFERRED STOCK–0.07%
Germany–0.07%
Dr Ing hc F Porsche AG	17,264	1,718,739
Total Convertible Preferred Stock (Cost $1,482,665)		1,718,739
ΔPREFERRED STOCKS–0.38%
Germany–0.38%
Bayerische Motoren Werke AG 8.59%	8,815	945,300
Henkel AG & Co. KGaA 2.49%	24,267	1,950,444
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Porsche Automobil Holding SE 5.22%	22,056	$1,168,816
†Sartorius AG 0.39%	3,779	1,502,772
Volkswagen AG 7.16%	29,736	3,940,791
Total Preferred Stocks (Cost $7,653,351)		9,508,123

MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	10,826,198	10,826,198
Total Money Market Fund (Cost $10,826,198)		10,826,198

TOTAL INVESTMENTS–99.02% (Cost $1,360,905,203)	2,452,404,617
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.98%	24,391,741
NET ASSETS APPLICABLE TO 224,323,323 SHARES OUTSTANDING–100.00%	$2,476,796,358

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
268	E-mini MSCI EAFE Index	$31,585,140	$31,627,737	6/21/24	$—	$(42,597)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$174,820,970	$—	$—	$174,820,970
Austria	4,514,223	—	—	4,514,223
Belgium	19,231,956	—	—	19,231,956
Chile	1,433,272	—	—	1,433,272
China	476,520	—	—	476,520
Denmark	—	85,419,659	—	85,419,659
Faeroe Islands	—	4,014,642	—	4,014,642
Finland	23,847,553	—	—	23,847,553
France	288,187,996	—	—	288,187,996
Germany	199,663,571	—	—	199,663,571
Hong Kong	47,365,736	—	—	47,365,736
Ireland	25,417,821	—	—	25,417,821
Isle Of Man	919,331	—	—	919,331
Israel	17,307,218	—	—	17,307,218
Italy	58,278,178	—	—	58,278,178
Japan	572,188,327	—	—	572,188,327
Jordan	540,392	—	—	540,392
Luxembourg	4,696,561	—	—	4,696,561
Netherlands	129,094,413	—	—	129,094,413
New Zealand	6,584,554	—	—	6,584,554
Norway	1,641,040	13,015,418	—	14,656,458
Portugal	4,445,436	—	—	4,445,436
Singapore	28,938,321	—	—	28,938,321
Spain	62,060,429	—	—	62,060,429
Sweden	74,811,732	—	—	74,811,732
Switzerland	247,080,331	—	—	247,080,331
Thailand	2,766,065	—	—	2,766,065
United Kingdom	325,313,785	—	—	325,313,785
United States	6,276,107	—	—	6,276,107
Convertible Preferred Stock	1,718,739	—	—	1,718,739
Preferred Stocks	9,508,123	—	—	9,508,123
Money Market Fund	10,826,198	—	—	10,826,198
Total Investments	$2,349,954,898	$102,449,719	$—	$2,452,404,617
Derivatives:

Liabilities:
Futures Contract	$(42,597)	$—	$—	$(42,597)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA International Index Fund–12